Earnings (Loss) Per Share (Details) - shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Conversion Warrants [Member]
Earnings (Loss) Per Share (Details) [Line Items]
Outstanding warrants	7,751,939
Public Warrants [Member]
Earnings (Loss) Per Share (Details) [Line Items]
Outstanding warrants	6,900,000	6,900,000
Private Warrants [Member]
Earnings (Loss) Per Share (Details) [Line Items]
Outstanding warrants	341,500	341,500